Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund))	0 Months Ended
Dec. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Growth Index
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
Class A
Average Annual Return:
1 Year	(7.23%)
5 Years	(2.20%)
10 Years	0.23%
Inception Date	Jan. 22, 1981
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.26%)
5 Years	(2.26%)
10 Years	0.18%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.67%)
5 Years	(1.85%)
10 Years	0.19%
Class B
Average Annual Return:
1 Year	(7.32%)
5 Years	(2.22%)
10 Years	0.34%
Inception Date	Nov. 01, 1995
Class C
Average Annual Return:
1 Year	(3.33%)
5 Years	(1.79%)
10 Years	0.06%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(2.82%)
5 Years	(1.30%)
10 Years	0.54%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(1.17%)
5 Years	(0.63%)
10 Years	1.23%
Inception Date	Nov. 03, 1997